LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts [Line Items]
Balance	£ 20,112
Balance	15,447	£ 20,112
Non-participating investment contracts [Member]
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts [Line Items]
Balance	20,112	22,777
New business	608	560
Changes in existing business	(5,273)	(3,225)
Balance	£ 15,447	£ 20,112